Investment Objectives and Goals - iShares Euro Investment Grade Corporate Bond USD Hedged ETF	Oct. 27, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® EURO INVESTMENT GRADE CORPORATE BOND USD HEDGED ETF Ticker: EUIGStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Euro Investment Grade Corporate Bond USD Hedged ETF (the “Fund”) seeks to track the investment results of an index composed of Euro-denominated investment-grade bonds that mitigates exposure to fluctuations between the value of the Euro and the U.S. dollar.